Agreement with Merck Serono (Details Textual) $ in Millions	3 Months Ended
Dec. 31, 2016 USD ($)
Merck Serono [Member]
Disclosure of Agreement with Merck Serono [Line Items]
Milestone Payment Received	$ 1